Subsequent events (Details) $ in Thousands, € in Millions					12 Months Ended
	Jan. 13, 2025 CAD ($)	Dec. 30, 2024 CAD ($)	Nov. 13, 2024 CAD ($)	Jul. 31, 2024 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Jan. 13, 2025 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from secured debentures					$ 8,722	$ 0
Payments on borrowings					1,172	59
Bond Debentures
Disclosure of non-adjusting events after reporting period [line items]
Bond debentures issued				$ 10,000	$ 10,000	$ 0
Discount rate				10.00%
Proceeds from secured debentures				$ 8,700
Coupon/interest rate				12.00%
Issuance fees				$ 800
Maturity period				5 years
Issuance Of Bond Debentures | Bond Debentures
Disclosure of non-adjusting events after reporting period [line items]
Bond debentures issued			$ 5,000
Discount rate			10.00%
Proceeds from secured debentures			$ 4,464
Coupon/interest rate			12.00%
Issuance fees			$ 36
Maturity period			5 years
Repayments Of Notes Payable | Opaskwayak Cree Nation Notes Payable
Disclosure of non-adjusting events after reporting period [line items]
Payments on borrowings		$ 13,000
Major business combination | Purecan
Disclosure of non-adjusting events after reporting period [line items]
Coupon/interest rate	7.00%						7.00%
Maturity period	2 years
Percentage of acquisition	51.00%						51.00%
Aggregate value of common shares, consideration	$ 3,569,000
Cash consideration | €							€ 1.2
Promissory note, consideration | €							€ 1.2